Leases - Minimum annual rentals (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 1,546
2025
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,393
2026
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	113
2027
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	40
2028
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 0